Statement of Changes in Net Assets Available for Benefits - EBP 019 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Appreciation in fair value of investments	$ 4,733
Interest in Carpenter Technology Master Trust Fund income	361
Dividends	397
Total investment income	5,491
Interest income on notes receivable from participants	64
Contributions:
Participants	2,476
Participant rollovers	166
Employer	1,043
Total contributions	3,685
Total additions	9,240
Benefits paid to participants	(5,779)
Administrative expenses	(28)
Total deductions	(5,807)
Net increase in net assets available for benefits	3,433
Net transfers out	(12)
Net assets available for benefits, beginning of year	39,972
Net assets available for benefits, end of year	$ 43,393